Summary of Significant Accounting Policies, Transaction Fees (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Related Party Transaction [Line Items]
Banking and advisory fees, business combination	$ 8.5
General and Administrative Expenses
Related Party Transaction [Line Items]
Professional and other transaction fees	$ 1.2	$ 3.2	$ 6.3